5. Loans and Allowance for Loan Losses, Troubed Debt Resturcturing (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 contract	Dec. 31, 2012 contract
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	18	26
Pre-Modification Outstanding Recorded Investment	$ 13,315	$ 18,008
Post-Modification Recorded Investment	13,315	17,846
Interest only [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1	3
Pre-Modification Outstanding Recorded Investment	1,395	949
Post-Modification Recorded Investment	1,395	949
Interest only [Member] | One to Four Family Residential [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		729
Post-Modification Recorded Investment		729
Interest only [Member] | Home Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Multi Family and Commercial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		137
Post-Modification Recorded Investment		137
Interest only [Member] | Construction and Land Development [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	1,395
Post-Modification Recorded Investment	1,395
Interest only [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		83
Post-Modification Recorded Investment		83
Interest only [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	7	19
Pre-Modification Outstanding Recorded Investment	9,951	15,759
Post-Modification Recorded Investment	9,951	15,608
Below Market Rate [Member] | One to Four Family Residential [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	2	12
Pre-Modification Outstanding Recorded Investment	1,264	1,732
Post-Modification Recorded Investment	1,264	1,724
Below Market Rate [Member] | Home Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Multi Family and Commercial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Construction and Land Development [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		4,557
Post-Modification Recorded Investment		4,501
Below Market Rate [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	5	5
Pre-Modification Outstanding Recorded Investment	8,687	9,470
Post-Modification Recorded Investment	8,687	9,383
Below Market Rate [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	10	4
Pre-Modification Outstanding Recorded Investment	1,969	1,300
Post-Modification Recorded Investment	1,969	1,289
Loan term extension [Member] | One to Four Family Residential [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	3
Pre-Modification Outstanding Recorded Investment	500
Post-Modification Recorded Investment	500
Loan term extension [Member] | Home Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Multi Family and Commercial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		411
Post-Modification Recorded Investment		407
Loan term extension [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Construction and Land Development [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	55
Post-Modification Recorded Investment	55
Loan term extension [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1	1
Pre-Modification Outstanding Recorded Investment	552	732
Post-Modification Recorded Investment	552	725
Loan term extension [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	36
Post-Modification Recorded Investment	36
Loan term extension [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		28
Post-Modification Recorded Investment		28
Loan term extension [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	71
Post-Modification Recorded Investment	71
Loan term extension [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts	3	1
Pre-Modification Outstanding Recorded Investment	755	129
Post-Modification Recorded Investment	755	129
Subsequently defaulted [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		813
Post-Modification Recorded Investment		813
Subsequently defaulted [Member] | One to Four Family Residential [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		729
Post-Modification Recorded Investment		729
Subsequently defaulted [Member] | Home Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Multi Family and Commercial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Construction and Land Development [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		84
Post-Modification Recorded Investment		84
Subsequently defaulted [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment